Interests in subsidiaries (Detail 1.1) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Share capital		$ 346.0	$ 346.0
UBS AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	UBS AG
Registered office	Zurich and Basel, Switzerland
Share capital		$ 385.8
Equity interest accumulated in %	100.00%
UBS Business Solutions AG
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Company	UBS Business Solutions AG
Registered office	Zurich, Switzerland
Share capital | SFr	SFr 1.0
Equity interest accumulated in %	100.00%